Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
January 31, 2023
FAEM-NPRT1-0423
1.813064.118
Common Stocks - 92.3%
	Shares	Value ($)
Bermuda - 2.0%
Credicorp Ltd. (United States)	217,800	29,250,540
Shangri-La Asia Ltd. (a)	24,882,000	21,724,698
TOTAL BERMUDA		50,975,238
Brazil - 1.2%
Localiza Rent a Car SA	2,478,400	28,908,076
Localiza Rent a Car SA	7,954	66,201
TOTAL BRAZIL		28,974,277
Canada - 2.7%
Barrick Gold Corp.	3,432,100	67,097,555
Cayman Islands - 23.1%
Alibaba Group Holding Ltd. (a)	5,974,500	82,141,423
BeiGene Ltd. ADR (a)(b)	138,900	35,558,400
Hansoh Pharmaceutical Group Co. Ltd. (c)	18,506,000	37,876,447
JD.com, Inc. Class A	2,568,437	76,265,565
Li Ning Co. Ltd.	3,188,000	31,515,498
Meituan Class B (a)(c)	3,274,440	73,202,984
Sunny Optical Technology Group Co. Ltd.	2,083,400	28,119,939
Tencent Holdings Ltd.	4,417,000	215,235,635
TOTAL CAYMAN ISLANDS		579,915,891
China - 11.5%
China Life Insurance Co. Ltd. (H Shares)	54,620,000	100,543,007
Guangzhou Automobile Group Co. Ltd. (H Shares)	32,206,000	23,170,026
Haier Smart Home Co. Ltd. (A Shares)	18,747,854	71,672,180
Industrial & Commercial Bank of China Ltd. (H Shares)	72,790,000	38,936,747
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,580,331	37,897,618
Tsingtao Brewery Co. Ltd. (H Shares)	1,781,000	17,195,265
TOTAL CHINA		289,414,843
Greece - 1.9%
National Bank of Greece SA (a)	10,245,821	48,408,983
Hungary - 2.0%
Richter Gedeon PLC	2,235,408	50,387,601
India - 11.2%
Axis Bank Ltd.	3,883,500	41,594,002
Bharat Heavy Electricals Ltd.	27,078,500	26,111,394
Housing Development Finance Corp. Ltd.	2,561,298	82,629,661
Larsen & Toubro Ltd.	2,330,200	60,789,624
Shree Cement Ltd.	93,483	27,199,790
Solar Industries India Ltd.	886,489	43,561,931
TOTAL INDIA		281,886,402
Indonesia - 0.7%
PT United Tractors Tbk	9,937,500	16,314,959
Korea (South) - 14.8%
Hyundai Mipo Dockyard Co. Ltd. (a)	398,422	26,132,636
Hyundai Motor Co.	269,260	36,661,120
Korea Aerospace Industries Ltd.	1,286,048	50,402,317
POSCO	244,190	59,930,831
Samsung Electronics Co. Ltd.	3,975,191	197,763,647
TOTAL KOREA (SOUTH)		370,890,551
Mexico - 1.7%
Grupo Financiero Banorte S.A.B. de CV Series O	2,134,800	17,707,146
Wal-Mart de Mexico SA de CV Series V	6,519,900	25,538,771
TOTAL MEXICO		43,245,917
Netherlands - 0.1%
Yandex NV Series A (a)(d)	798,300	2,738,041
Russia - 0.0%
LUKOIL PJSC sponsored ADR (d)	782,000	221,220
Sberbank of Russia sponsored ADR (a)(d)	3,242,100	57,709
TOTAL RUSSIA		278,929
South Africa - 4.3%
Absa Group Ltd.	3,157,100	36,079,847
Impala Platinum Holdings Ltd.	3,911,400	45,262,091
MTN Group Ltd.	3,196,192	26,978,432
TOTAL SOUTH AFRICA		108,320,370
Taiwan - 12.8%
ECLAT Textile Co. Ltd.	2,233,000	37,208,173
HIWIN Technologies Corp.	4,698,159	35,097,290
Taiwan Semiconductor Manufacturing Co. Ltd.	12,161,554	214,426,795
Yageo Corp.	1,838,237	33,336,846
TOTAL TAIWAN		320,069,104
Thailand - 1.4%
Kasikornbank PCL (For. Reg.)	7,993,400	35,458,516
Turkey - 0.9%
Turkiye Petrol Rafinerileri A/S (a)	727,000	22,858,317
TOTAL COMMON STOCKS (Cost $2,297,423,272)		2,317,235,494

Nonconvertible Preferred Stocks - 3.2%
	Shares	Value ($)
Brazil - 3.2%
Ambev SA sponsored ADR	4,883,100	12,989,046
Itau Unibanco Holding SA	7,455,480	37,201,763
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,600,278	30,163,225

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $69,183,397)		80,354,034

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	110,214,319	110,236,362
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	11,530,997	11,532,150
TOTAL MONEY MARKET FUNDS (Cost $121,768,512)		121,768,512

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,488,375,181)	2,519,358,040
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(8,181,750)
NET ASSETS - 100.0%	2,511,176,290

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,079,431 or 4.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	6,565,053	314,193,759	210,522,450	754,491	-	-	110,236,362	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	-	12,558,267	1,026,117	181	-	-	11,532,150	0.0%
Total	6,565,053	326,752,026	211,548,567	754,672	-	-	121,768,512

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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